CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME RUB in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 132.8	RUB 9,679	RUB 17,020	RUB 13,474
Foreign currency translation adjustment:
Foreign currency translation adjustment, net of tax of nil	28.5	2,076	(1,019)	1,027
Reclassification translation adjustment, net of tax of nil				54
Foreign currency translation adjustment, net of tax of nil	28.5	2,076	(1,019)	1,081
Total other comprehensive income/ (loss)	28.5	2,076	(1,019)	1,081
Total comprehensive income	$ 161.3	RUB 11,755	RUB 16,001	RUB 14,555